Tax - Summary of Unrecognized Deferred Tax Based on Expiry Date (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
2025
Unrecognised deferred tax position [line items]
Gross	$ 0	$ 11
Unrecognised deferred tax	0	2
2026
Unrecognised deferred tax position [line items]
Gross	6	7
Unrecognised deferred tax	1	1
2027
Unrecognised deferred tax position [line items]
Gross	6	7
Unrecognised deferred tax	1	1
2029
Unrecognised deferred tax position [line items]
Gross	10	10
Unrecognised deferred tax	10	10
2032
Unrecognised deferred tax position [line items]
Gross	15	15
Unrecognised deferred tax	15	15
After 2032
Unrecognised deferred tax position [line items]
Gross	34	21
Unrecognised deferred tax	$ 34	$ 21